Not FDIC Insured May Lose Value No Bank Guarantee
132-Q1PH

Schedule of Investments
(unaudited)
Franklin Gold and Precious Metals Fund 2
Notes to Schedule of Investments 8

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited), October 31, 2025
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares a Value
a
Common Stocks 97.8%
Copper 0.6%
a
Fuerte Metals Corp. ................................... Canada 1,117,200 $ 2,493,199
a
Imperial Metals Corp. .................................. Canada 1,425,330 6,961,257
a
SolGold plc .......................................... Australia 16,000,000 3,695,175
13,149,631
Diversified Metals & Mining 7.9%
a
AbraSilver Resource Corp. .............................. Canada 627,400 2,938,945
a,b
Aclara Resources, Inc. ................................. United Kingdom 444,972 1,008,885
a
Adyton Resources Corp. ................................ Canada 2,000,000 292,325
a,c,d
Adyton Resources Corp., 144A ........................... Canada 10,280,000 1,415,057
a
Andean Silver Ltd. ..................................... Australia 4,732,891 5,151,119
a
Antipa Minerals Ltd. ................................... Australia 13,000,000 4,887,091
a
Arizona Metals Corp. ................................... Canada 150,000 69,516
a,e
Arizona Metals Corp., 144A .............................. Canada 2,294,000 1,063,135
a,f
AuMega Metals Ltd., (AUD Traded) ........................ Australia 10,813,044 318,521
a,f
AuMega Metals Ltd., (CAD Traded) ........................ Australia 20,000,000 641,688
a
Awale Resources Ltd. .................................. Canada 3,500,000 1,447,364
a
Azimut Exploration, Inc. ................................. Canada 1,691,000 940,416
a
Blue Moon Metals, Inc. ................................. Canada 200,000 519,055
a,e
Blue Moon Metals, Inc., 144A ............................ Canada 2,349,453 6,097,472
a
Boab Metals Ltd. ...................................... Australia 1,943,698 481,710
a
Bravo Mining Corp. .................................... Canada 2,830,000 5,891,840
a,e
Bravo Mining Corp., 144A ............................... Canada 415,000 863,998
a
Cerro de Pasco Resources, Inc. .......................... Canada 7,400,000 2,527,470
a
Chalice Mining Ltd. .................................... Australia 2,222,810 2,922,488
a
Challenger Gold Ltd. ................................... Australia 48,359,635 4,116,491
a
Collective Mining Ltd. .................................. Canada 700,000 7,985,455
a
Contango ORE, Inc. ................................... United States 488,301 10,478,939
a
Great Pacific Gold Corp. ................................ Canada 6,898,700 2,238,001
a
Ivanhoe Electric, Inc. ................................... United States 534,603 7,906,778
a
Kairos Minerals Ltd. ................................... Australia 145,500,000 3,514,883
a
Magna Mining, Inc. .................................... Canada 6,003,646 11,514,604
a
Max Resource Corp. ................................... Canada 6,000,000 470,571
a
Meridian Mining UK Societas ............................. Netherlands 11,660,500 10,724,783
a,c,d
Minera Alamos, Inc., 144A ............................... Canada 28,929,200 7,479,762
a
Minerals 260 Ltd. ..................................... Australia 93,300,000 18,334,436
a
Nevada King Gold Corp. ................................ Canada 14,000,000 1,447,364
a,e
NorthIsle Copper & Gold, Inc., 144A ....................... Canada 9,360,000 12,546,291
a,c,d
Phoenix Industrial Minerals Pty. Ltd. ....................... Australia 45,900,000 51,055
a
Sable Resources Ltd. .................................. Canada 12,000,000 342,234
a
Vior , Inc. ............................................ Canada 17,700,000 1,451,285
a
Vizsla Silver Corp., (CAD Traded) ......................... Canada 2,507,000 10,260,012
a,e
Vizsla Silver Corp., (CAD Traded), 144A .................... Canada 5,332,649 21,824,110
a
Vizsla Silver Corp., (USD Traded) ......................... Canada 1,054,100 4,332,351
a
Western Copper & Gold Corp. ............................ Canada 3,160,000 6,623,935
183,121,435
Environmental & Facilities Services 0.0%
†
a
Clean TeQ Water Ltd. .................................. Australia 679,999 246,932
a
Gold 80.8%
Agnico Eagle Mines Ltd., (CAD Traded) ..................... Canada 47,259 7,600,931
Agnico Eagle Mines Ltd., (USD Traded) ..................... Canada 409,000 65,771,290
Alamos Gold, Inc., (CAD Traded), A ........................ Canada 886,316 27,324,733
Alamos Gold, Inc., (USD Traded), A ........................ Canada 1,004,500 30,928,555
a
Allied Gold Corp. ...................................... Canada 890,869 13,554,700
a
Amaroq Ltd. ......................................... Canada 2,800,000 3,163,390
Anglogold Ashanti plc .................................. United Kingdom 1,017,603 69,197,004
a
Artemis Gold, Inc. ..................................... Canada 1,111,800 27,102,379

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
a
Asante Gold Corp. .................................... Canada 1,950,000 $ 2,891,876
a,c,d
Asante Gold Corp. .................................... Canada 7,155,500 10,312,945
a,f
Asara Resources Ltd. .................................. Australia 82,560,000 3,987,186
a,f
Ascot Resources Ltd. .................................. Canada 123,364,100 3,958,065
a
Atex Resources, Inc. ................................... Canada 9,510,800 17,562,990
a,d,g
Atex Resources, Inc., 144A .............................. Canada 1,353,242 2,498,946
a
Aurum Resources Ltd. ................................. Australia 8,500,000 3,080,618
a
Ausgold Ltd. ......................................... Australia 16,166,666 8,224,404
B2Gold Corp. ........................................ Canada 6,093,694 26,676,611
a,f
Banyan Gold Corp. .................................... Canada 22,517,629 12,843,822
Barrick Mining Corp. ................................... Canada 3,172,383 104,054,162
a
Barton Gold Holdings Ltd. ............................... Australia 5,850,000 4,608,124
a
Bellevue Gold Ltd. ..................................... Australia 21,744,000 16,673,261
a
Belo Sun Mining Corp. ................................. Canada 3,500,000 823,500
a,e
Belo Sun Mining Corp., 144A ............................. Canada 3,800,000 894,086
a
Black Cat Syndicate Ltd. ................................ Australia 30,426,504 20,149,669
a
Brightstar Resources Ltd. ............................... Australia 16,922,000 5,021,294
a
Calibre Mining Corp. ................................... Canada 2,883,535 31,681,770
a
Catalyst Metals Ltd. ................................... Australia 7,188,915 31,798,294
a
Dakota Gold Corp. .................................... United States 1,916,300 7,818,504
a
Eldorado Gold Corp. ................................... Turkiye 464,724 11,911,752
a
Emerald Resources NL ................................. Australia 6,925,000 21,505,714
Endeavour Mining plc .................................. Ivory Coast 1,123,114 44,995,027
a
Equinox Gold Corp., (CAD Traded) ........................ Canada 3,918,236 43,050,165
a
Equinox Gold Corp., (USD Traded) ........................ Canada 725,000 7,953,250
a,f
Falcon Metals Ltd. ..................................... Australia 12,145,414 5,365,755
a
Felix Gold Ltd. ....................................... Australia 16,056,000 5,714,955
a,c,d
Firefinch Ltd. ......................................... Australia 18,028,500 702,278
a
FireFly Metals Ltd. .................................... Australia 9,137,185 11,367,082
a
Founders Metals, Inc. .................................. Canada 2,910,000 7,552,244
a
G Mining Ventures Corp. ................................ Canada 4,607,312 90,697,575
a
Galiano Gold, Inc. ..................................... Canada 7,707,219 18,463,695
a
Genesis Minerals Ltd. .................................. Australia 7,146,549 27,189,756
a
Geopacific Resources Ltd. .............................. Australia 143,886,772 3,671,660
Gold Fields Ltd. ....................................... South Africa 439,800 16,956,979
a
Gold X2 Mining, Inc. ................................... Canada 14,643,960 5,638,115
a
Gorilla Gold Mines Ltd. ................................. Australia 14,420,000 3,770,830
a
Greatland Resources Ltd. ............................... Australia 9,143,750 44,144,631
a
Greenheart Gold, Inc. .................................. Canada 137,500 132,348
a
Greenheart Gold, Inc. .................................. Canada 3,775,000 3,633,561
a,f
Heliostar Metals Ltd. ................................... Canada 16,867,500 22,008,146
Hochschild Mining plc .................................. Peru 2,588,520 11,252,252
a
Hycroft Mining Holding Corp., A ........................... United States 1,104,280 8,392,528
a
Integra Resources Corp., (CAD Traded) .................... Canada 7,193,320 20,053,389
a
Integra Resources Corp., (USD Traded) .................... Canada 740,000 2,094,200
a
K92 Mining, Inc. ...................................... Canada 2,011,571 26,748,279
a
Kingsgate Consolidated Ltd. ............................. Australia 2,800,000 7,161,445
a,f
Liberty Gold Corp. ..................................... Canada 16,329,800 9,081,490
a,e,f
Liberty Gold Corp., 144A ................................ Canada 11,389,100 6,333,819
a,e,f
Maple Gold Mines Ltd., 144A ............................. Canada 3,849,386 3,760,051
a
Medallion Metals Ltd. .................................. Australia 20,570,000 6,112,794
a
Meeka Metals Ltd. ..................................... Australia 107,559,186 14,400,594
a,c,d,f
Monarch Mining Corp. .................................. Canada 15,500,000 —
a
Montage Gold Corp. .................................... Canada 4,270,000 21,189,405
a
New Gold, Inc. ....................................... Canada 2,690,000 19,744,600
a
New Murchison Gold Ltd. ............................... Australia 281,502,000 5,893,976
a,f
Newcore Gold Ltd. .................................... Canada 14,120,000 6,694,806
Newmont Corp. ....................................... United States 394,614 31,951,896

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares a Value
a
Common Stocks
(continued)
Gold (continued)
Newmont Corp., CDI ................................... United States 901,265 $ 73,252,511
Northern Star Resources Ltd. ............................ Australia 1,240,782 20,007,414
OceanaGold Corp. .................................... Australia 726,496 16,249,103
a
Omai Gold Mines Corp. ................................. Canada 21,750,000 18,298,813
a,c,d
Omai Gold Mines Corp., 144A ............................ Canada 2,474,678 1,855,787
a,f
Onyx Gold Corp. ...................................... Canada 1,400,750 1,188,473
a,f
Onyx Gold Corp. ...................................... Canada 3,973,201 3,371,080
a
Ora Banda Mining Ltd. ................................. Australia 32,257,692 25,389,862
a
Orla Mining Ltd. ...................................... Canada 2,371,364 24,465,179
a,e
Orla Mining Ltd., 144A .................................. Canada 2,590,000 26,720,830
a
Osisko Development Corp., (CAD Traded) ................... Canada 985,000 3,076,040
a,e
Osisko Development Corp., (CAD Traded), 144A .............. Canada 804,049 2,510,951
a,c,d
Osisko Development Corp., (USD Traded), 144A .............. Canada 1,600,000 4,649,733
Pan American Silver Corp. .............................. Canada 130,021 4,579,543
a
Pantoro Gold Ltd. ..................................... Australia 9,855,330 32,914,024
Perseus Mining Ltd. ................................... Australia 19,266,211 61,150,392
a
Predictive Discovery Ltd. ................................ Australia 37,857,421 14,007,681
a
Probe Gold, Inc. ...................................... Canada 7,604,800 19,844,974
a,c,d,f
Q-Gold Resources Ltd., 144A ............................ Canada 8,725,887 1,282,171
a
Radisson Mining Resources, Inc., A ........................ Canada 9,935,398 5,029,505
Ramelius Resources Ltd. ............................... Australia 8,665,795 18,747,504
a
Resolute Mining Ltd. ................................... Australia 17,382,892 10,819,083
a
Rio2 Ltd. ............................................ Canada 4,730,000 7,925,208
a
Robex Resources, Inc. ................................. Canada 7,550,000 24,439,057
a
Robex Resources, Inc., CDI ............................. Canada 1,275,000 4,072,432
a
RTG Mining, Inc. ...................................... Australia 4,167,708 89,146
a
RTG Mining, Inc., CDI .................................. Australia 82,487,582 1,565,177
a
Rupert Resources Ltd. ................................. Canada 1,000,000 4,006,987
a
Santana Minerals Ltd. .................................. Australia 11,820,000 5,794,143
a,f
Saturn Metals Ltd. ..................................... Australia 29,776,957 9,736,135
a
Sitka Gold Corp. ...................................... Canada 13,011,843 9,833,912
a,c,d
Sitka Gold Corp., 144A ................................. Canada 2,104,027 1,415,875
a
Skeena Resources Ltd. ................................. Canada 1,611,863 26,076,198
a
Snowline Gold Corp. ................................... Canada 1,545,450 13,343,838
a
Southern Cross Gold Consolidated Ltd. ..................... Canada 2,256,090 13,141,960
a
Southern Cross Gold Consolidated Ltd., CDI ................. Canada 2,182,272 12,934,702
a
St. Augustine Gold and Copper Ltd., (CAD Traded) ............ United States 337,336 88,991
a,e
St. Augustine Gold and Copper Ltd., (CAD Traded), 144A ....... United States 16,383,333 4,322,009
a,e
St. Augustine Gold and Copper Ltd., (USD Traded), 144A ....... United States 10,000,000 2,638,052
a
St. Barbara Ltd. ....................................... Australia 27,458,021 9,240,647
a
STLLR Gold, Inc. ..................................... Canada 325,000 324,409
a,e
STLLR Gold, Inc., 144A ................................. Canada 4,370,010 4,362,065
a,f
Talisker Resources Ltd. ................................. Canada 9,741,589 10,348,984
a
Tectonic Metals, Inc. ................................... Canada 3,700,000 2,453,388
a
Tolu Minerals Ltd. ..................................... Australia 9,518,700 8,843,881
a
Torex Gold Resources, Inc. .............................. Canada 1,271,000 52,505,608
a,e
Torex Gold Resources, Inc., 144A ......................... Canada 323,400 13,359,806
a
Torque Metals Ltd. .................................... Australia 9,113,732 1,488,221
a
Toubani Resources Ltd., CDI ............................. Australia 8,551,510 2,154,172
a
Troilus Gold Corp. ..................................... Canada 18,125,000 18,608,962
a
Turaco Gold Ltd. ...................................... Australia 10,276,530 3,151,425
a
Vault Minerals Ltd. .................................... Australia 42,133,903 20,031,030
a
West African Resources Ltd. ............................. Australia 3,189,984 6,345,108
Westgold Resources Ltd. ............................... Australia 4,600,000 15,942,709
a
WIA Gold Ltd. ........................................ Australia 22,700,000 5,272,677
a,c,d,f
Wiluna Mining Corp. Ltd. ................................ Australia 19,510,000 6,382,697
1,869,144,415

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country Shares a Value
a
Common Stocks
(continued)
Oil & Gas Exploration & Production 0.8%
a,c,d
Carcetti Capital Corp., 144A ............................. Canada 13,563,316 $ 19,340,938
a
Precious Metals & Minerals 4.5%
a
Aurion Resources Ltd. .................................. Canada 7,475,000 5,542,761
Impala Platinum Holdings Ltd. ............................ South Africa 1,080,000 11,574,346
Impala Platinum Holdings Ltd., ADR ....................... South Africa 909,100 9,663,733
Northam Platinum Holdings Ltd. .......................... South Africa 564,019 9,419,500
a
Platinum Group Metals Ltd., (CAD Traded) .................. South Africa 1,525,458 3,415,164
a
Platinum Group Metals Ltd., (USD Traded) .................. South Africa 2,104,871 4,693,862
a
Sierra Madre Gold and Silver Ltd. ......................... Canada 6,850,000 6,202,631
a,c
SUA Holdings Ltd. ..................................... Canada 13,426,000 488,708
a,f
TDG Gold Corp. ...................................... Canada 7,557,000 5,711,326
a,c,d,f
TDG Gold Corp., 144A ................................. Canada 3,130,200 2,221,088
a,e,f
TDG Gold Corp., 144A ................................. Canada 5,370,000 4,058,465
a,f
Thesis Gold, Inc. ...................................... Canada 15,614,053 19,816,059
a,c,d,f
Thesis Gold, Inc., 144A ................................. Canada 1,000,000 1,241,516
Valterra Platinum Ltd. .................................. South Africa 218,314 13,502,557
a
Vizsla Royalties Corp. .................................. Canada 1,487,266 4,506,706
a,e
Vizsla Royalties Corp., 144A ............................. Canada 408,334 1,237,332
103,295,754
Silver 3.2%
a
Aya Gold & Silver, Inc. .................................. Morocco 795,000 8,457,025
a
Discovery Silver Corp. .................................. Canada 5,886,700 24,595,246
a
GoGold Resources, Inc. ................................ Canada 9,722,458 17,745,886
a
Silver Mines Ltd. ...................................... Australia 69,200,000 7,678,773
a
Silver Mountain Resources, Inc. .......................... Canada 893,333 1,726,093
a,f
Silver Tiger Metals, Inc. ................................. Canada 880,000 451,749
a,e,f
Silver Tiger Metals, Inc., 144A ............................ Canada 26,478,500 13,592,756
74,247,528
Total Common Stocks (Cost $1,070,426,653) ....................................
2,262,546,633
Rights
a a
Rights 0.0%
†
Gold 0.0%
†
a
Pan American Silver Corp., CVR , 2/22/29 ................... Canada 1,850,600 703,228
Total Rights (Cost $856,772) ..................................................
703,228
Warrants
a a a
Warrants 0.7%
Copper 0.0%
†
a,c,d
Fuerte Metals Corp., 144A, 2/20/49 ........................ Canada 576,080 585,752
Diversified Metals & Mining 0.2%
a,c,d
Adyton Resources Corp., 144A, 8/13/27 .................... Canada 5,140,000 62,642
a,c,d
Awale Resources Ltd., 144A, 5/08/26 ...................... Canada 1,750,000 87,326
a,c,d
Cerro de Pasco Resources Sucursal del Peru, 144A, 11/14/26 .... Canada 3,700,000 310,712
a,c,d
Contango ORE, Inc., 6/11/27 ............................. United States 25,000 89,605
a,c,d
Great Pacific Gold Corp., 144A, 7/03/28 .................... Canada 3,449,350 289,078
a,c
Ivanhoe Electric, Inc., 2/14/26 ............................ United States 214,300 1,669,397
a,c,d
Minera Alamos, Inc., 144A, 9/17/28 ........................ Canada 28,929,200 1,877,763
a,c,d
Vior , Inc., 144A, 2/27/27 ................................ Canada 17,700,000 75,669
4,462,192
Gold 0.4%
a,c,d,f
Ascot Resources Ltd., 144A, 7/25/26 ....................... Canada 3,300,000 5,019
a,c,d,f
Ascot Resources Ltd., 144A, 3/13/27 ....................... Canada 61,744,100 561,246

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Warrants a Value
a a a a a a
Warrants
(continued)
Gold (continued)
a,c,d,f
Heliostar Metals Ltd., 144A, 12/08/25 ...................... Canada 1,720,833 $ 1,754,512
a
Integra Resources Corp., 3/13/27 ......................... Canada 500,000 958,967
a,c,d,f
Liberty Gold Corp., 144A, 5/17/26 ......................... Canada 1,950,000 458,807
a,c,d,f
Liberty Gold Corp., 144A, 4/22/27 ......................... Canada 2,444,550 576,684
a,c,d,f
Monarch Mining Corp., 144A, 4/06/27 ...................... Canada 6,000,000 —
a,c,d,f
Newcore Gold Ltd., 144A, 2/27/26 ......................... Canada 1,400,000 185,257
a
Osisko Development Corp., (CAD Traded), 3/27/27 ............ Canada 608,333 91,084
a,c,d
Osisko Development Corp., (USD Traded), 144A, 8/15/27 ....... Canada 800,000 857,890
a,e
Osisko Development Corp., (USD Traded), 144A, 10/01/29 ...... Canada 985,000 1,221,400
a,c,d,f
Q-Gold Resources Ltd., 144A, 9/30/27 ..................... Canada 4,362,943 228,629
a,c,d
STLLR Gold, Inc., 144A, 2/06/27 .......................... Canada 537,600 75,850
a,f
Talisker Resources Ltd., 5/05/28 .......................... Canada 300,000 175,395
a,c,d
Troilus Gold Corp., 144A, 11/20/25 ........................ Canada 2,000,000 1,340,416
a,c,d
Troilus Gold Corp., 144A, 10/18/26 ........................ Canada 1,800,000 1,270,543
9,761,699
Precious Metals & Minerals 0.1%
a,c,d
Sierra Madre Gold and Silver Ltd., 144A, 7/24/26 ............. Canada 3,425,000 1,174,070
a,c,d,f
TDG Gold Corp., 144A, 7/07/26 ........................... Canada 310,000 141,457
1,315,527
Silver 0.0%
†
a,c,d
Silver Mines Ltd., 144A, 6/17/26 .......................... Australia 11,766,666 158,067
a,c,d
Silver Mountain Resources, Inc., 144A, 2/07/26 ............... Canada 1,500,000 6,223
a,e
Silver Mountain Resources, Inc., 144A, 4/24/28 ............... Canada 3,100,000 259,706
423,996
Total Warrants (Cost $2,143) ..................................................
16,549,166
Total Long Term Investments (Cost $1,071,285,568) .............................
2,279,799,027
a
Short Term Investments 1.5%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.5%
h,i
Franklin Institutional U.S. Government Money Market Fund, 4.038% United States 33,560,404 33,560,404
Total Money Market Funds (Cost $33,560,404) ..................................
33,560,404
Investments from Cash Collateral Received for
Loaned Securities 0.0%
†
Money Market Funds 0.0%
†
h,i
Franklin Institutional U.S. Government Money Market Fund, 4.038% United States 855,000 855,000
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$855,000) ...................................................................
855,000
Total Short Term Investments (Cost $34,415,404 ) ................................
34,415,404
a
Total Investments (Cost $1,105,700,972) 100.0% ................................
$2,314,214,431
Other Assets, less Liabilities 0.0%
†
............................................
11,320
Net Assets 100.0% ...........................................................
$2,314,225,751

Franklin Gold and Precious Metals Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 14 .
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at October 31, 2025.
c
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
d
See Note 3 regarding restricted securities.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2025, the aggregate value of these securities was $127,666,334, representing 5.5% of net assets.
f
See Note 4 regarding holdings of 5% voting securities.
g
A portion or all of the security purchased on a delayed delivery basis.
h
See Note 5 regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin Gold and Precious Metals Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company. The Fund follows the accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S.
GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At October 31, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Restricted Securities
At October 31, 2025, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
Shares /
Warrants Issuer
Acquisition
Date Cost Value
Franklin Gold and Precious Metals Fund
10,280,000
a
Adyton Resources Corp., 144A .................. 8/12/25 $ 2,984,360 $ 1,415,057
5,140,000
a
Adyton Resources Corp., 144A, 8/13/27 ........... 8/14/25 — 62,642
7,155,500
b
Asante Gold Corp. ........................... 6/30/25 7,619,222 10,312,945
61,744,100
c
Ascot Resources Ltd., 144A, 3/13/27 ............. 3/18/25 — 561,246
3,300,000
c
Ascot Resources Ltd., 144A, 7/25/26 ............. 7/26/24 — 5,019
1,353,242
d
Atex Resources, Inc., 144A .................... 10/30/25 2,515,230 2,498,946
1,750,000
e
Awale Resources Ltd., 144A, 5/08/26 ............. 5/10/24 — 87,326
13,563,316 Carcetti Capital Corp., 144A .................... 9/24/25 19,513,457 19,340,938
3,700,000
f
Cerro de Pasco Resources Sucursal del Peru, 144A,
11/14/26 ................................. 11/29/24 — 310,712
25,000
g
Contango ORE, Inc., 6/11/27 ................... 6/11/24 — 89,605
18,028,500 Firefinch Ltd. ............................... 6/28/21 - 12/14/21 6,305,304 702,278
576,080
h
Fuerte Metals Corp., 144A, 2/20/49 .............. 10/21/25 — 585,752
3,449,350
i
Great Pacific Gold Corp., 144A, 7/03/28 ........... 7/07/25 — 289,078
1,720,833
j
Heliostar Metals Ltd., 144A, 12/08/25 ............. 12/20/23 — 1,754,512
2,444,550
k
Liberty Gold Corp., 144A, 4/22/27 ................ 4/23/25 — 576,684
1,950,000
k
Liberty Gold Corp., 144A, 5/17/26 ................ 5/21/24 — 458,807
28,929,200 Minera Alamos, Inc., 144A ..................... 9/04/25 7,428,206 7,479,762
28,929,200 Minera Alamos, Inc., 144A, 9/17/28 .............. 10/03/25 — 1,877,763
15,500,000 Monarch Mining Corp. ........................ 4/04/22 - 1/18/23 3,340,290 —
6,000,000 Monarch Mining Corp., 144A, 4/06/27 ............. 4/07/22 — —
1,400,000
l
Newcore Gold Ltd., 144A, 2/27/26 ............... 2/28/25 — 185,257
2,474,678
m
Omai Gold Mines Corp., 144A .................. 10/16/25 2,025,177 1,855,787
1,600,000
n
Osisko Development Corp., 144A ................ 8/08/25 3,280,000 4,649,733
800,000
n
Osisko Development Corp., 144A, 8/15/27 ......... 8/18/25 — 857,890
45,900,000 Phoenix Industrial Minerals Pty. Ltd. .............. 3/09/21 - 12/16/22 — 51,055
8,725,887 Q-Gold Resources Ltd., 144A ................... 9/19/25 949,395 1,282,171
4,362,943 Q-Gold Resources Ltd., 144A, 9/30/27 ............ 10/24/25 — 228,629
3,425,000
o
Sierra Madre Gold and Silver Ltd., 144A, 7/24/26 .... 7/25/25 — 1,174,070
11,766,666
p
Silver Mines Ltd., 144A, 6/17/26 ................. 1/07/25 — 158,067
1,500,000
q
Silver Mountain Resources, Inc., 144A, 2/07/26 ..... 2/10/23 — 6,223
2,104,027
r
Sitka Gold Corp., 144A ........................ 10/27/25 1,653,755 1,415,875
537,600
s
STLLR Gold, Inc., 144A, 2/06/27 ................ 2/09/24 — 75,850
2. Financial Instrument Valuation
(continued)

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended October 31, 2025, investments in “affiliated companies” were as follows:
Shares/
Warrants Issuer
Acquisition
Date Cost Value
Franklin Gold and Precious Metals Fund (continued)
3,130,200
t
TDG Gold Corp., 144A ........................ 6/30/25 $ 1,379,196 $ 2,221,088
310,000
t
TDG Gold Corp., 144A, 7/07/26 ................. 7/10/23 — 141,457
1,000,000
u
Thesis Gold, Inc., 144A ....................... 7/01/25 762,100 1,241,516
1,800,000
v
Troilus Gold Corp., 144A, 10/18/26 ............... 10/18/24 — 1,270,543
2,000,000
v
Troilus Gold Corp., 144A, 11/20/25 ............... 11/15/23 — 1,340,416
17,700,000
w
Vior, Inc., 144A, 2/27/27 ....................... 2/28/25 — 75,669
19,510,000 Wiluna Mining Corp. Ltd. ...................... 2/28/20 - 6/10/22 9,867,301 6,382,697
Total Restricted Securities (Value is 3.2% of Net Assets) ............... $69,622,993 $73,023,065
a
The Fund also invests in unrestricted securities of the issuer, valued at $292,325 as of October 31, 2025.
b
The Fund also invests in unrestricted securities of the issuer, valued at $2,891,876 as of October 31, 2025.
c
The Fund also invests in unrestricted securities of the issuer, valued at $3,958,065 as of October 31, 2025.
d
The Fund also invests in unrestricted securities of the issuer, valued at $17,562,990 as of October 31, 2025.
e
The Fund also invests in unrestricted securities of the issuer, valued at $1,447,364 as of October 31, 2025.
f
The Fund also invests in unrestricted securities of the issuer, valued at $2,527,470 as of October 31, 2025.
g
The Fund also invests in unrestricted securities of the issuer, valued at $10,478,939 as of October 31, 2025.
h
The Fund also invests in unrestricted securities of the issuer, valued at $2,493,199 as of October 31, 2025.
i
The Fund also invests in unrestricted securities of the issuer, valued at $2,238,001 as of October 31, 2025.
j
The Fund also invests in unrestricted securities of the issuer, valued at $22,008,146 as of October 31, 2025.
k
The Fund also invests in unrestricted securities of the issuer, valued at $15,415,309 as of October 31, 2025.
l
The Fund also invests in unrestricted securities of the issuer, valued at $6,694,806 as of October 31, 2025.
m
The Fund also invests in unrestricted securities of the issuer, valued at $18,298,813 as of October 31, 2025.
n
The Fund also invests in unrestricted securities of the issuer, valued at $6,899,475 as of October 31, 2025.
o
The Fund also invests in unrestricted securities of the issuer, valued at $6,202,631 as of October 31, 2025.
p
The Fund also invests in unrestricted securities of the issuer, valued at $7,678,773 as of October 31, 2025.
q
The Fund also invests in unrestricted securities of the issuer, valued at $1,985,799 as of October 31, 2025.
r
The Fund also invests in unrestricted securities of the issuer, valued at $9,833,912 as of October 31, 2025.
s
The Fund also invests in unrestricted securities of the issuer, valued at $4,686,474 as of October 31, 2025.
t
The Fund also invests in unrestricted securities of the issuer, valued at $9,769,791 as of October 31, 2025.
u
The Fund also invests in unrestricted securities of the issuer, valued at $19,816,059 as of October 31, 2025.
v
The Fund also invests in unrestricted securities of the issuer, valued at $18,608,962 as of October 31, 2025.
w
The Fund also invests in unrestricted securities of the issuer, valued at $1,451,285 as of October 31, 2025.
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Warrants
Held at End
of Period
Investment
Income
Franklin Gold and Precious Metals Fund
Non-Controlled Affiliates
Dividends
Asara Resources Ltd .. $ — $ 2,738,994
a
$ — $ — $ 1,248,192 $ 3,987,186 82,560,000 $ —
3. Restricted Securities
(continued)

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Warrants
Held at End
of Period
Investment
Income
Franklin Gold and Precious Metals Fund (continued)
Non-Controlled Affiliates
Ascot Resources Ltd. .. $ 6,232,309 $ — $ — $ — $ (2,274,244) $ 3,958,065 123,364,100 $ —
Ascot Resources Ltd.,
144A, 7/25/26 ..... 23,073 — — — (18,054) 5,019 3,300,000 —
Ascot Resources Ltd.,
144A, 3/13/27 ..... 1,204,625 — — — (643,379) 561,246 61,744,100 —
AuMega Metals Ltd., (AUD
Traded) .......... 243,215 — — — 75,306 318,521 10,813,044 —
AuMega Metals Ltd., (CAD
Traded) .......... 505,196 — — — 136,492 641,688 20,000,000 —
Aurion Resources Ltd. . 4,261,872 — — — —
b
—
b
—
b
—
Banyan Gold Corp. ... 5,484,772 — — — 7,359,050 12,843,822 22,517,629 —
Falcon Metals Ltd. .... 2,697,018 1,331,615
a
(43,210) (4,593) 1,384,925 5,365,755 12,145,414 —
Heliostar Metals Ltd. ... 14,523,383 — (1,136,418) 862,432 7,758,749 22,008,146 16,867,500 —
Heliostar Metals Ltd.,
144A, 12/08/25 .... 881,778 — — — 872,734 1,754,512 1,720,833 —
Liberty Gold Corp. . ... 4,007,024 — — — 5,074,466 9,081,490 16,329,800 —
Liberty Gold Corp., 144A 2,794,669 — — — 3,539,150 6,333,819 11,389,100 —
Liberty Gold Corp., 144A,
5/17/26 .......... 25,034 — — — 433,773 458,807 1,950,000 —
Liberty Gold Corp., 144A,
4/22/27 .......... 66,369 — — — 510,315 576,684 2,444,550 —
Maple Gold Mines Ltd.,
144A ........... — 3,287,147 — — 472,904 3,760,051 3,849,386 —
Monarch Mining Corp. . — — — — — — 15,500,000 —
Monarch Mining Corp.,
144A, 4/06/27 ..... — — — — — — 6,000,000 —
Newcore Gold Ltd. .... 6,138,135 — (540,572) 27,351 1,069,892 6,694,806 14,120,000 —
Newcore Gold Ltd., 144A,
2/27/26 .......... 116,241 — — — 69,016 185,257 1,400,000 —
Onyx Gold Corp ...... 2,448,759 2,177,514 — — (1,255,193) 3,371,080 3,973,201 —
Onyx Gold Corp. ..... 1,759,025 — — — (570,552) 1,188,473 1,400,750 —
Q-Gold Resources Ltd.,
144A ........... — 949,394
a
— — 332,777 1,282,171 8,725,887 —
Q-Gold Resources Ltd.,
144A, 9/30/27 ..... — — — — 228,629 228,629 4,362,943 —
RTG Mining, Inc. ..... 75,197 — — — —
b
—
b
—
b
—
RTG Mining, Inc., CDI .. 1,378,277 — — — —
b
—
b
—
b
—
Saturn Metals Ltd. .... 7,181,760 1,509,260
a
(136,604) (130,414) 1,312,133 9,736,135 29,776,957 —
Silver Tiger Metals, Inc. . 992,945 — (835,287) 528,230 (234,139) 451,749 880,000 —
Silver Tiger Metals, Inc.,
144A ........... 9,728,403 1,016,519 — — 2,847,834 13,592,756 26,478,500 —
Talisker Resources Ltd. . 2,164,261 4,132,841 — — 4,051,882 10,348,984 9,741,589 —
4. Holding of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
5. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended October 31,
2025, the Fund held investments in affiliated management investment companies as follows:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares/Warrants
Held at End
of Period
Investment
Income
Franklin Gold and Precious Metals Fund (continued)
Non-Controlled Affiliates
Talisker Resources Ltd.,
5/05/28 .......... $ 35,183 $ — $ — $ — $ 140,212 $ 175,395 300,000 $ —
TDG Gold Corp. ..... 2,138,258 2,073,194 — — 1,499,874 5,711,326 7,557,000 —
TDG Gold Corp., 144A . 1,282,738 — — — 938,350 2,221,088 3,130,200 —
TDG Gold Corp., 144A . 2,364,102 — — — 1,694,363 4,058,465 5,370,000 —
TDG Gold Corp., 144A,
7/07/26 .......... 50,346 — — — 91,111 141,457 310,000 —
Thesis Gold, Inc. ..... 10,479,986 — — — 9,336,073 19,816,059 15,614,053 —
Thesis Gold, Inc., 144A . 646,956 — — — 594,560 1,241,516 1,000,000 —
Wiluna Mining Corp. Ltd. 257,031 — — — 6,125,666 6,382,697 19,510,000 —
Total Affiliated Securities
(Value is 6.9% of Net
Assets) .......... $92,187,940 $19,216,478 $(2,692,091) $1,283,006 $54,202,867 $158,482,854 $—
a
May include accretion, amortization, and/or other cost basis adjustments.
b
As of October 31, 2025, no longer an affiliate.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Gold and Precious Metals Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 4.038% ............ $19,635,328 $140,205,384 $(126,280,308) $— $— $33,560,404 33,560,404 $410,058
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 4.038% ............ $734,000 $10,221,000 $(10,100,000) $— $— $855,000 855,000 $10,043
Total Affiliated Securities ... $20,369,328 $150,426,384 $(136,380,308) $— $— $34,415,404 $420,101
4. Holding of 5% Voting Securities of Portfolio Companies
(continued)

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks :
Copper .............................. $ 13,149,631 $ — $ — $ 13,149,631
Diversified Metals & Mining ............... 132,133,539 42,042,022 8,945,874 183,121,435
Environmental & Facilities Services ......... 246,932 — — 246,932
Gold ................................ 1,263,673,313 578,869,616 26,601,486
a
1,869,144,415
Oil & Gas Exploration & Production ......... — — 19,340,938 19,340,938
Precious Metals & Minerals ............... 60,789,574 38,554,868 3,951,312 103,295,754
Silver ............................... 66,568,755 7,678,773 — 74,247,528
Rights ................................ 703,228 — — 703,228
Warrants :
Copper .............................. — — 585,752 585,752
Diversified Metals & Mining ............... — — 4,462,192 4,462,192
Gold ................................ 2,446,846 — 7,314,853
a
9,761,699
Precious Metals & Minerals ............... — — 1,315,527 1,315,527
Silver ............................... 259,706 — 164,290 423,996
Short Term Investments ................... 34,415,404 — — 34,415,404
Total Investments in Securities ........... $1,574,386,928 $667,145,279
b
$72,682,224 $2,314,214,431
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $632,355,812, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.

Franklin Gold and Precious Metals Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At October 31, 2025, the reconciliation is as follows:
Level 3 financial instruments include the fair value of assets and/or liabilities derived from recent transactions, private transaction prices, or non-public third-party pricing information that is unobservable.
Abbreviations
Balance at
Beginning of
Period Purchases
a
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
b
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a           a a a a a a a a a
Franklin Gold and Precious Metals Fund
Assets:
Investments in Securities:
Common Stocks
Diversified Metals &
Mining ......... $ 50,146 $ 10,412,566 $ — $ — $ — $ — $ — $ (1,516,838) $ 8,945,874 $ (1,516,838)
Gold ............ 11,231,578
c
7,908,326 — — (2,349,235) — — 9,810,817 26,601,486
c
9,810,817
Oil & Gas Exploration &
Production ....... — 19,513,457 — — — — — (172,519) 19,340,938 (172,519)
Precious Metals &
Minerals ........ 2,424,380 — — — — — — 1,526,932 3,951,312 1,526,932
Warrants
Copper .......... — —
c
— — — — — 585,752 585,752 585,752
Diversified Metals &
Mining ......... 1,377,755 —
c
— — — — — 3,084,437 4,462,192 3,084,437
Gold ............ 2,719,330
c
—
c
— — — — — 4,595,523 7,314,853
c
4,595,523
Precious Metals &
Minerals ........ 378,027 — — — — — — 937,500 1,315,527 937,500
Silver ............ 90,362 — — — — — — 73,928 164,290 73,928
Total Investments in Securities . $18,271,578 $37,834,349 $— $— $(2,349,235) — — 18,925,532 $72,682,224 18,925,532
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Transferred out of Level 3 as a result of the availability of a quoted price in an active market for identical securities and other significant observable valuation inputs. May include amounts related to a corporate action.
c
Includes financial instruments determined to have no value.
Cu r rency
AUD
Australian Dollar
CAD
Canadian Dollar
USD
United States Dollar
Selected Portfolio
ADR
American Depositary Receipt
CDI
CREST Depository Interest
CVR
Contingent Value Right
6. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.